Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Parenthetical) (Detail) - Estimated fair value - Investment in securities - JPY (¥)
¥ in Millions
	Dec. 31, 2019	Mar. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 11,878
Investment funds		¥ 12,100